Deferred Revenue and Customer Deposits	12 Months Ended
Dec. 31, 2020
Revenue Recognition and Deferred Revenue [Abstract]
Deferred Revenue and Customer Deposits
8	Deferred revenue and customer deposits
Deferred revenue and customer deposits consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Deferred revenue	39,638	71,141	10,903
Customer deposits	37,923	38,041	5,830

Total deferred revenue and customer deposits - current	77,561	109,182	16,733

Deferred revenue - non-current	8,150	6,049	927

Roll-forward of custome
r
 deposi
t
s:

	Year ended December 31,
	2019	2020
	RMB	RMB	US$
Balance at beginning of year	26,416	37,923	5,812
Cash received from customers during the year	419,303	374,811	57,442
Revenue recognized during the year	(399,933)	(363,963)	(55,780)
Refunds paid during the year	(7,863)	(10,730)	(1,644)

Balance at end of the year	37,923	38,041	5,830